UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22379

Partners Group Private Equity (TEI), LLC

(Exact name of registrant as specified in charter)

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

 (Address of principal executive offices) (Zip code)

Brooks Lindberg, CCO

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

 Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (TEI), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2012 (Unaudited)

Partners Group Private Equity (TEI), LLC (1)

Investment in Partners Group Private Equity (Offshore), LDC, at value - 100.07% (Cost $193,209,421)	$222,589,642
Liabilities in excess of other assets - (0.07)%	(161,764)
Net Assets - 100%	$222,427,878

Partners Group Private Equity (Offshore), LDC (2)

Investment in Partners Group Private Equity (Master Fund), LLC, at value - 100.02% (Cost $193,209,421)	$222,627,538
Liabilities in excess of other assets - (0.02)%	(37,896)
Net Assets - 100%	$222,589,642

(1)	Invests the majority of its assets in Partners Group Private Equity (Offshore), LDC

(2)	Invests the majority of its assets in Partners Group Private Equity (Master Fund), LLC

The Schedule of Investments of Partners Group Private Equity (Master Fund), LLC is included below.

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2012 (Unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL MEMBERS' EQUITY - NET ASSETS
Percentages as a percentage of total investments are as follows:

Private Equity Investments (82.08%) [a]

Direct Investments * (43.89%)

Direct Equity (17.91%)	Investment Type	Geographic Region [b]	Fair Value **
ACP Viking Co-Investment, LLC [c]	Member interest	North America	$2,415,230
AnaCap Calcium, L.P.	Limited partnership interest	Western Europe	5,558,302
ATX Networks Holdings, LLC [c]	Member interest	North America	95,707
Aurora Products Group, LLC [c]	Member interest	North America	425,000
CD&R Univar Co-Investor, L.P. [c]	Limited partnership interest	North America	3,380,718
Centauro Co-Investment Fund, L.P. [c]	Common equity	South America	9,431,368
Collins Food Holding Pty, Ltd.	Common equity	Asia - Pacific	61,213
CT Holdings (International), Ltd.	Common equity	Asia - Pacific	4,504,971
DLJSAP BookCO, LLC [c]	Member interest	South America	728,212
EQT Marvin Co-Investment, L.P. [c]	Limited partnership interest	Western Europe	1,261,820
Fermo, Ltd. [c]	Common equity	Asia - Pacific	271,474
Fermo, Ltd. [c]	Preferred equity	Asia - Pacific	5,328,526
Gemini Global Holdings Investors, LLC [c]	Member interest	North America	3,884,094
Globetrotter Investment & Co S.C.A. [c]	Common equity	Western Europe	485,212
Globetrotter Investment & Co S.C.A. [c]	Preferred equity	Western Europe	8,225,600
HGI Global Holdings, Inc.	Common equity	North America	324,985
Hogan S.ar.I [c]	Common equity	Western Europe	1,131,101
Hogan S.ar.I [c]	Preferred equity	Western Europe	2,592,540
Kahuna Holdco Pty, Ltd.	Common equity	Asia - Pacific	1,570,439
KKBS Group Holdings, LLC [c]	Member interest	North America	125,000
KKR Matterhorn Co-Invest, L.P. [c]	Common equity	Western Europe	10,120,016
KLFS Holdings, L.P. [c]	Limited partnership interest	North America	2,360,913
Mauritius (Luxembourg) Investments S.ar.l. [c]	Common equity	Western Europe	1,687,615
MPH Acquisition Holdings, LLC [c]	Member interest	North America	3,689,817
NDES Holdings, LLC [c]	Member interest	North America	3,999,893
Peer I S.A. [c]	Common equity	Western Europe	1,620,847
Peer I S.A.	Preferred equity	Western Europe	4,245,688
Sabre Industries, Inc. [c]	Common equity	North America	570,000
S-Evergreen Holding Corp. [c]	Common equity	North America	750,423
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. [c]	Limited partnership interest	North America	2,700,000
Spring Topco, Ltd. [c]	Common equity	North America	655,455
Strategic Partners, Inc. [c]	Common equity	North America	3,469,853
Surgery Center Holdings, LLC [c]	Warrants	North America	88,676
Swissport II Co-Invest FCPR [c]	Common equity	Western Europe	4,597,158
Valhalla Co-Invest, L.P. [c]	Limited partnership interest	Western Europe	4,887,339
Velocity Technologies Solutions, Inc. [c]	Common equity	North America	7,800,000
			105,045,205

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2012 (Unaudited) (Continued)

Direct Debt (25.98%)	Interest	Maturity	Investment Type	Geographic Region [b]	Fair Value **
Aenova Group	Euribor + 5.50%	10/14/2019	Senior	Western Europe	$10,560,206
AMC Entertainment, Inc.	Libor + 3.25%	12/15/2016	Senior	North America	2,943,779
ATX Networks Corp.	12.00% + 2.00% PIK	5/12/2016	Mezzanine	North America	968,120
Bausch & Lomb, Inc.	Libor + 4.75% (1.00% floor)	5/18/2019	Senior	North America	8,039,850
Beauty Holding Two AG	Euribor + 5.50%	12/19/2019	Senior	Western Europe	5,288,330
Beauty Holding Two AG	5.50% + 6.00% PIK	12/12/2020	Mezzanine	Western Europe	7,888,646
Biomnis	7.00% + 3.375% PIK	6/30/2017	Senior	Western Europe	5,301,550
	(steps up to Euribor + 5.00% + 3.375% PIK)
BostonMed Acquisition GmbH	Libor (1.25% floor) + 4.75%	8/28/2020	Senior	Western Europe	2,009,167
CCM Pharma Debtco, Ltd.	Libor + 6.50% + 4.00% PIK (1.50% Libor floor)	12/21/2020	Mezzanine	Western Europe	8,691,195
Dynamic Research Corp.	13.00%	6/30/2017	Mezzanine	North America	6,250,000
Evergreen ACQC01, L.P.	10.50%	7/11/2022	Mezzanine	North America	6,325,000
Global Tel*Link Corp.	Libor + 4.75% (1.25% floor)	12/14/2017	Senior	North America	4,642,742
Globetrotter Investment & Co S.C.A.	Euribor + 5.75%	7/31/2019	Senior	Western Europe	9,898,650
Greeneden U.S. Holdings II, LLC	Libor + 5.25% (1.50% floor)	1/31/2019	Senior	North America	3,989,850
KACC Acquisition, LLC	12% + 1.00% PIK	6/29/2018	Mezzanine	North America	4,275,904
Kahuna Bidco Pty, Ltd.	BBSY + 5.00% + 3.50% PIK	12/31/2016	Mezzanine	Asia - Pacific	5,322,367
Kerisper S.A.S	Euribor + 3.00% + 3.50% PIK	12/31/2017	Senior	Western Europe	6,668,604
Kinetic Concepts, Inc.	Libor + 5.75% (1.25% floor)	5/31/2018	Senior	North America	4,273,396
KKBS Holdings, LLC	12.00% + 2.00% PIK	12/17/2016	Mezzanine	North America	1,407,306
Last Mile Funding Corp.	12.00% + 2.50% PIK	6/16/2016	Mezzanine	North America	3,128,758
Learning Care Group (US), Inc.	12.00%	6/30/2016	Senior	North America	2,143,741
Learning Care Group (US) No. 2, Inc.	15.00% PIK (2x redemption preference)	6/30/2016	Mezzanine	North America	469,173
Newcastle Coal Infrastructure Group Pty, Ltd.	BBSY + 6.50% + (steps up to 9.00%)	1/22/2023	Senior	Asia - Pacific	4,213,922
Panda Temple Power Intermediate Holdings I, LLC	Libor + 13.00%	7/27/2020	Mezzanine	North America	5,619,711
Sabre Industries, Inc.	12.00% + 2.00% PIK	2/22/2019	Mezzanine	North America	3,942,784
Securitas Direct Holding AB	Euribor + 3.75% + 6.75% PIK	9/2/2019	Mezzanine	Western Europe	7,553,193
ServiceMaster Company (The)	Libor + 2.50%	7/24/2014	Senior	North America	2,924,757
Surgery Center Holdings, Inc.	12.00% + 3.00% PIK	6/24/2015	Mezzanine	North America	4,749,310
Triactor Acquico AB	Euribor + 6.00% + 6.00% PIK	8/22/2017	Mezzanine	Western Europe	664,434
	(2.00% Euribor floor)
Twelve Beeches S.a.r.l	Libor + 6.00% (1.25% floor)	8/31/2019	Senior	Western Europe	7,146,216
Universal Services of America, Inc.	12.00% + 2.50% PIK	8/31/2016	Mezzanine	North America	5,062,978
					152,363,639
Total Direct Investments (43.89%)					$257,408,844

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2012 (Unaudited) (Continued)

Secondary Investments* (34.72%)	Geographic Region [b]	Fair Value
3i Europartners Vb, L.P.	Western Europe	$1,023,158
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. [c]	Western Europe	774,026
Abingworth Bioventures V, L.P. [c]	Western Europe	1,057,066
Advent International GPE VI, L.P.	Western Europe	5,101,546
Apax Europe VI - A, L.P.	Western Europe	597,645
Apax Europe VII - B, L.P. [c]	Western Europe	710,891
Apollo Investment Fund IV, L.P. [c]	North America	10,930
Apollo Investment Fund VI, L.P.	North America	1,990,335
Apollo Investment Fund VII, L.P.	North America	1,364,762
Apollo Overseas Partners (Delaware) VII, L.P.	North America	513,322
Ares Corporate Opportunities Fund III, L.P.	North America	278,749
Bain Capital Fund X, L.P.	North America	24,025,654
Bain Capital X Co-Investment Fund, L.P. [c]	North America	981,037
Baring Asia Private Equity Fund IV, L.P.	Asia - Pacific	491,847
Blackstone Capital Partners V/F, L.P.	North America	4,296,773
Blackstone Capital Partners V-S, L.P.	North America	381,329
Candover 2001 Fund UK No. 2, L.P. [c]	Western Europe	178,169
Candover 2005 Fund, L.P. [c]	Western Europe	1,026,470
Carlyle Europe Partners II, L.P. [c]	Western Europe	1,125,284
Carlyle Europe Partners III, L.P. [c]	Western Europe	2,504,254
Carlyle Japan International Partners II, L.P. [c]	Asia - Pacific	1,574,311
Carlyle Partners IV, L.P.	North America	4,738,616
Carlyle Partners V, L.P.	North America	1,030,877
Carlyle Partners V/B, L.P.	North America	4,573,766
Citigroup Venture Capital International Growth Offshore I, L.P.	Asia - Pacific	90,587
Citigroup Venture Capital International Growth Offshore II, L.P.	Asia - Pacific	533,313
Citigroup Venture International Growth Partnership II, L.P.	Asia - Pacific	1,613,584
Clayton, Dubilier & Rice Fund VII, L.P.	North America	10,883,185
Clayton, Dubilier & Rice Fund VIII, L.P. [c]	North America	13,761,333
CVC European Equity Partners Tandem (A) Fund, L.P.	Western Europe	888,927
CVC European Equity Partners V, L.P.	Western Europe	4,674,433
daVinci Japan Real Estate Partners IV, L.P. [c]	Asia - Pacific	97,349
Duke Street Capital VI US No. 1, L.P.	Western Europe	423,441
Fourth Cinven Fund, L.P.	Western Europe	867,890
Frazier Healthcare VI, L.P. [c]	North America	1,268,477
FS Equity Partners V, L.P. [c]	North America	3,269,728
Green Equity Investors Side V, L.P.	North America	2,124,134
Harvest Partners V, L.P.	North America	529,981
Hellman & Friedman Capital Partners VI, L.P. [c]	North America	2,416,300
H.I.G. Bayside Debt & LBO Fund II, L.P.	North America	933,637
Highstar Capital III Prism Fund, L.P.	North America	2,204,888
Investcorp Private Equity 2007 Fund, L.P.	North America	4,814,543
Investcorp Technology Partners III (Cayman), L.P.[c]	North America	4,964,951
Irving Place Capital Investors II, L.P.	North America	86,679
Irving Place Capital Partners III, L.P.	North America	1,299,883
KKR European Fund III, L.P. [c]	Western Europe	4,435,213
Madison Dearborn Capital Partners V-A and V-B, L.P.	North America	8,004,780
Madison Dearborn Capital Partners VI-C, L.P.	North America	443,173
MidOcean Partners III, L.P.	North America	2,258,504
Montagu III, L.P.	Western Europe	262,832
Oak Investment Partners XII, L.P.	North America	1,883,812
Palladium Equity Partners III, L.P.	North America	713,694
Permira IV Continuing, L.P. 1	Western Europe	2,967,655
Providence Equity Partners IV, L.P.	North America	114,159
Providence Equity Partners V, L.P.	North America	690,461
Providence Equity Partners VI, L.P.	North America	964,616
Ripplewood Partners II, L.P. [c]	North America	7,481,804
Silver Lake Partners III, L.P.	North America	3,621,585
Silver Lake Sumeru Fund, L.P.	North America	404,344
Thomas H. Lee Parallel (DT) Fund VI, L.P. [c]	North America	2,252,805
Thomas H. Lee Parallel Fund VI, L.P.	North America	2,013,042
TPG Partners V, L.P.	North America	6,093,082
TPG Partners VI, L.P.	North America	16,949,332
Tudor Ventures III, L.P. [c]	North America	5,315,807
Warburg Pincus Private Equity IX, L.P.	North America	1,059,749
Warburg Pincus Private Equity X, L.P.	North America	17,609,800
Total Secondary Investments (34.72%)		$203,638,309

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2012 (Unaudited) (Continued)

Primary Investments* (3.47%)	Geographic Region [b]	Fair Value
Advent International GPE VII-B, L.P. [c]	North America	$1,845,506
Ares Corporate Opportunities Fund IV, L.P. [c]	North America	339,707
Avista Capital Partners II, L.P.	North America	1,106,336
Avista Capital Partners III, L.P. [c]	North America	4,050,681
Baring Asia Private Equity V, L.P. [c]	Asia - Pacific	1,291,187
Crescent Mezzanine Partners VIB, L.P.	North America	790,373
EQT VI (No.1), L.P. [c]	Western Europe	1,200,205
Genstar Capital Partners VI, L.P. [c]	North America	879,143
Hony Capital Partners V, L.P. [c]	Asia - Pacific	1,082,962
KKR North America Fund XI, L.P. [c]	North America	920,739
Kohlberg TE Investors VII, L.P. [c]	North America	614,114
New Enterprise Associates 14, L.P. [c]	North America	873,788
Pátria - Brazilian Private Equity Fund IV, L.P. [c]	South America	362,648
PennantPark Credit Opportunities Fund, L.P. [c]	North America	5,030,444
Total Primary Investments (3.47%)		$20,387,833

Total Private Equity Investments (Cost $421,914,770) (82.08%)		$481,434,986

Partners Group Private Equity (Master Fund), LLC
(a Delaware Limited Liability Company)
Schedule of Investments - December 31, 2012 (Unaudited) (Continued)

Common Stocks (0.01%)

Software and Services (0.01%)	Shares	Geographic Region [b]	Fair Value
Fidelity National Information Services, Inc.	1,187	North America	$41,319
Total Software and Services (0.01%)			$41,319

Total Common Stocks (Cost $18,695) (0.01%)			$41,319

Short-Term Investments (16.88%)

U.S. Government Treasury Obligations (16.88%)	Principal	Fair Value
U.S. Treasury Bill, 0.07%, 01/10/2013 [d]	20,000,000	$19,999,650
U.S. Treasury Bill, 0.105%, 01/24/2013 [d]	24,000,000	23,998,390
U.S. Treasury Bill, 0.095%, 02/07/2013 [d]	30,000,000	29,997,070
U.S. Treasury Bill, 0.01%, 02/21/2013 [d]	25,000,000	24,999,646
Total U.S. Government Treasury Obligations (16.88%)		$98,994,756

Total Short-Term Investments (Cost $98,994,756) (16.88%)		$98,994,756

Total Investments (Cost $520,928,221) (98.97%)		580,471,061

Other Assets in Excess of Liabilities (1.03%)		6,052,574

Members' Equity (100.00%)		$586,523,635

*	Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary investments involve acquiring single or portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Master Fund's interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Master Fund.

[a]	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Total cost and fair value of restricted portfolio funds as of December 31, 2012 was $421,914,770 and $481,434,986, respectively.

[b]	Geographic region is based on where a Private Equity Investment is headquartered and may be different from where such Private Equity Investment invests or operates.

[c]	Non-income producing.

[d]	Each issue shows the rate of the discount at the time of purchase.

The accompanying notes are an integral part of these Financial Statements.

The Partners Group Private Equity (Master Fund), LLC (the “Master Fund”), in which Partners Group Private Equity (TEI), LLC invests through its investment in Partners Group Private Equity (Offshore), LDC, may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Master Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Master Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Master Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

During the period from April 1, 2012 through December 31, 2012, the Master Fund entered into six short forward foreign currency exchange contracts and one long forward foreign currency exchange contract. The Master Fund had $15,629 in net realized losses, and $93,891 change in net unrealized appreciation on forward foreign currency exchange contracts.

At December 31, 2012, the Master Fund had outstanding short foreign currency exchange contracts:

		Contract Amount			Unrealized Appreciation
Settlement Date	Currency	Buy	Sell	Value	(Depreciation)	Counterparty
January 25, 2013	Euro (€)	$26,935,155	€20,500,000	$27,059,651	$(124,496)	Barclays Capital

As required by the Financial Accounting Standards Board (“FASB”) Fair Value Measurements and Disclosures, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. Fair Value Measurements and Disclosures established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices are available in active markets for identical investments as of the measurement date. The type of investments included in Level I include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such day, the mean between the closing bid and ask prices on such day. As required by Fair Value Measurements and Disclosures, the Master Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Master Fund holds a large position and a sale could reasonably impact the quoted price.

• Level 2 – Pricing inputs are other than quoted prices in active markets (i.e. Level I pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities generally may be discounted depending on the likely impact of the restrictions on liquidity and Adviser’s estimates.

• Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Investments that are included in this category generally include equity investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates which consider a combination of various performance measurements including the timing of the transaction, the market in which the company operates, comparable market transactions, company performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, as well as discounted cash flow analysis. When the inputs used to measure fair value fall into different levels of the fair value hierarchy, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Due to the inherent uncertainty of valuations, estimated values may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1		Level 2	Level 3	Total
Direct Investments:
Direct Equity Investments		$-	$-	$105,045,205	$105,045,205
Direct Debt Investments		-	6,250,000	146,113,639	152,363,639
Total Direct Investments*	$		$6,250,000	$251,158,844	$257,408,844
Secondary Investments*		-	-	203,638,309	203,638,309
Primary Investments*		-	-	20,387,833	20,387,833
Common Stocks		41,319	-	-	41,319
Short-Term Investments		98,994,756	-	-	98,994,756
Total		$99,036,075	$6,250,000	$475,184,986	$580,471,061

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2012	Realized Gain	Net change in unrealized	Gross purchases	Gross sales	Net transfers out of Level 3**	Balance as of December 31, 2012
Direct Investments:
Direct Equity Investments	$51,293,009	$-	$9,549,115	$48,357,084	$(4,154,003)	$-	$105,045,205
Direct Debt Investments	77,056,016	1,797,329	1,975,650	97,702,375	(26,167,731)	(6,250,000)	146,113,639
Total Direct Investments*	$128,349,025	$1,797,329	$11,524,765	$146,059,459	$(30,321,734)	$(6,250,000)	$251,158,844
Secondary Investments*	121,605,789	(11,318)	15,437,449	77,103,160	(10,496,771)	-	203,638,309
Primary Investments*	2,441,220	-	239,907	18,439,806	(733,100)	-	20,387,833
Total	$252,396,034	$1,786,011	$27,202,121	$241,602,425	$(41,551,605)	$(6,250,000)	$475,184,986

The amount of the net change in unrealized appreciation for the period ended December 31, 2012 relating to investments in Level 3 assets still held at December 31, 2012 is $28,652,047, which is included as a component of net change in unrealized appreciation on investments in Private Equity Investments.

*Direct private equity investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary investments involve acquiring single or portfolios of assets on the secondary market. Primary investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment.

**The Adviser has reassessed the criteria used to determine the valuation applied for the mezzanine investment in Dynamic Research Corp., and concluded that the methodology applied meets the criteria of a Level 2 investment rather than those of a Level 3 investment. As a consequence, the Adviser has decided to transfer the investment from Level 3 into Level 2 with effect from June 30, 2012.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

The Master Fund's valuation procedures have been adopted by the Master Fund's Board of Managers, which oversees the implementation of these procedures. The valuation procedures are implemented by the Adviser and the Master Fund's third party administrator, which report to the Board of Managers. For third-party information, Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Master Fund. The Adviser develops valuation techniques for private equity investments held by the Master Fund, which include discounted cash flow methods and market comparables.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser's Valuation Committee for Level 3 Fair Value Measurements for investments held as of December 31, 2012:

Type of Security	Fair Value at 12/31/2012		Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:

Direct Equity Investments	$94,823,866		Market comparable companies	Enterprise Value to EBITDA multiple	6.00 x - 17.69 x (9.04 x)
	3,016,368		Discounted cash flow	Discount factor	17.88% - 20.00% (18.34%)
	2,700,000		Market comparable companies	Enterprise Value to Sales multiple	2.66 x - 2.66 x (2.66 x)
	4,504,971		Market comparable companies	Price to Earnings multiple	10.14 x – 10.14 x (10.14 x)
Direct Debt Investments	124,420,089		Market comparable companies	Enterprise Value to EBITDA multiple	6.26 x - 12.35 x (9.12 x)
	9,833,633		Replacement cost	Transaction price	n/a
	11,859,917		Broker quotes	Indicative bid quotes for an inactive market	n/a
Total Level 3 Investments	$251,158,844	*

* Amount excludes private equity fund investments of $224,026,142, which are valued on the basis of reported Net Asset Values.

Level 3 Direct Equity Investments valued by using an observable input factor are directly affected by a change in that factor. Level 3 Debt Investments are generally valued using a waterfall approach, including different seniority levels of debt. Thus, the effect of a change in the unobservable input factor on the valuation of such investment is limited to the debt portion not covered by the enterprise value resulting from the valuation.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Partners Group Private Equity (TEI), LLC
By (Signature and Title)*

/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ Scott Higbee
Scott Higbee, President & Chief Executive Officer
(Principal Executive Officer)

Date March 1, 2013

By (Signature and Title)*
/s/ Robert Collins
Robert Collins, Chief Financial Officer
(Principal Financial Officer)

Date March 1, 2013

* Print the name and title of each signing officer under his or her signature.